Distribution Date:	10/19/26	UBS Commercial Mortgage Trust 2019-C17
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2019-C17

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		Nicholas Galeone		nicholas.galeone@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 8th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	19
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90278MAW7	2.006400%	29,683,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90278MAX5	2.312500%	8,978,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90278MAY3	2.865500%	51,293,000.00	29,730,998.68	908,456.35	70,995.15	0.00	0.00	979,451.50	28,822,542.33	33.02%	30.00%
A-3	90278MAZ0	2.668600%	204,676,000.00	192,041,623.29	0.00	427,068.56	0.00	0.00	427,068.56	192,041,623.29	33.02%	30.00%
A-4	90278MBA4	2.921000%	270,505,000.00	270,505,000.00	0.00	658,454.25	0.00	0.00	658,454.25	270,505,000.00	33.02%	30.00%
A-S	90278MBD8	3.203400%	60,550,000.00	60,550,000.00	0.00	161,638.23	0.00	0.00	161,638.23	60,550,000.00	24.76%	22.50%
B	90278MBE6	3.395200%	36,330,000.00	36,330,000.00	0.00	102,789.68	0.00	0.00	102,789.68	36,330,000.00	19.81%	18.00%
C	90278MBF3	3.758200%	36,330,000.00	36,330,000.00	0.00	113,779.51	0.00	0.00	113,779.51	36,330,000.00	14.86%	13.50%
D	90278MAG2	2.500000%	23,211,000.00	23,211,000.00	0.00	48,356.25	0.00	0.00	48,356.25	23,211,000.00	11.69%	10.63%
E	90278MAJ6	2.500000%	20,184,000.00	20,184,000.00	0.00	42,050.00	0.00	0.00	42,050.00	20,184,000.00	8.94%	8.13%
F	90278MAL1	2.685200%	17,155,000.00	17,155,000.00	0.00	38,387.17	0.00	0.00	38,387.17	17,155,000.00	6.60%	6.00%
G	90278MAN7	2.685200%	9,083,000.00	9,083,000.00	0.00	20,324.73	0.00	0.00	20,324.73	9,083,000.00	5.37%	4.88%
NR-RR	90278MAQ0	4.234667%	39,358,117.00	39,358,117.00	0.00	72,470.07	0.00	0.00	72,470.07	39,358,117.00	0.00%	0.00%
Z	90278MAS6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90278MAU1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			807,336,117.00	734,478,738.97	908,456.35	1,756,313.60	0.00	0.00	2,664,769.95	733,570,282.62

X-A	90278MBB2	1.415482%	565,135,000.00	492,277,621.97	0.00	580,675.10	0.00	0.00	580,675.10	491,369,165.62
X-B	90278MBC0	0.827649%	133,210,000.00	133,210,000.00	0.00	91,875.89	0.00	0.00	91,875.89	133,210,000.00
X-D	90278MAA5	1.734667%	43,395,000.00	43,395,000.00	0.00	62,729.89	0.00	0.00	62,729.89	43,395,000.00
X-F	90278MAC1	1.549467%	17,155,000.00	17,155,000.00	0.00	22,150.92	0.00	0.00	22,150.92	17,155,000.00
X-G	90278MAE7	1.549467%	9,083,000.00	9,083,000.00	0.00	11,728.17	0.00	0.00	11,728.17	9,083,000.00
Notional SubTotal			767,978,000.00	695,120,621.97	0.00	769,159.97	0.00	0.00	769,159.97	694,212,165.62

Deal Distribution Total					908,456.35	2,525,473.57	0.00	0.00	3,433,929.92

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90278MAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90278MAX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90278MAY3	579.63072310	17.71111750	1.38410992	0.00000000	0.00000000	0.00000000	0.00000000	19.09522742	561.91960560
A-3	90278MAZ0	938.27133269	0.00000000	2.08655905	0.00000000	0.00000000	0.00000000	0.00000000	2.08655905	938.27133269
A-4	90278MBA4	1,000.00000000	0.00000000	2.43416665	0.00000000	0.00000000	0.00000000	0.00000000	2.43416665	1,000.00000000
A-S	90278MBD8	1,000.00000000	0.00000000	2.66950008	0.00000000	0.00000000	0.00000000	0.00000000	2.66950008	1,000.00000000
B	90278MBE6	1,000.00000000	0.00000000	2.82933333	0.00000000	0.00000000	0.00000000	0.00000000	2.82933333	1,000.00000000
C	90278MBF3	1,000.00000000	0.00000000	3.13183347	0.00000000	0.00000000	0.00000000	0.00000000	3.13183347	1,000.00000000
D	90278MAG2	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	90278MAJ6	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	90278MAL1	1,000.00000000	0.00000000	2.23766657	0.00000000	0.00000000	0.00000000	0.00000000	2.23766657	1,000.00000000
G	90278MAN7	1,000.00000000	0.00000000	2.23766707	0.00000000	0.00000000	0.00000000	0.00000000	2.23766707	1,000.00000000
NR-RR	90278MAQ0	1,000.00000000	0.00000000	1.84129922	1.68758988	45.50780516	0.00000000	0.00000000	1.84129922	1,000.00000000
Z	90278MAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90278MAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90278MBB2	871.07969241	0.00000000	1.02749803	0.00000000	0.00000000	0.00000000	0.00000000	1.02749803	869.47218916
X-B	90278MBC0	1,000.00000000	0.00000000	0.68970715	0.00000000	0.00000000	0.00000000	0.00000000	0.68970715	1,000.00000000
X-D	90278MAA5	1,000.00000000	0.00000000	1.44555571	0.00000000	0.00000000	0.00000000	0.00000000	1.44555571	1,000.00000000
X-F	90278MAC1	1,000.00000000	0.00000000	1.29122238	0.00000000	0.00000000	0.00000000	0.00000000	1.29122238	1,000.00000000
X-G	90278MAE7	1,000.00000000	0.00000000	1.29122206	0.00000000	0.00000000	0.00000000	0.00000000	1.29122206	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	09/01/26 - 09/30/26	30	0.00	70,995.15	0.00	70,995.15	0.00	0.00	0.00	70,995.15	0.00
A-3	09/01/26 - 09/30/26	30	0.00	427,068.56	0.00	427,068.56	0.00	0.00	0.00	427,068.56	0.00
A-4	09/01/26 - 09/30/26	30	0.00	658,454.25	0.00	658,454.25	0.00	0.00	0.00	658,454.25	0.00
X-A	09/01/26 - 09/30/26	30	0.00	580,675.10	0.00	580,675.10	0.00	0.00	0.00	580,675.10	0.00
X-B	09/01/26 - 09/30/26	30	0.00	91,875.89	0.00	91,875.89	0.00	0.00	0.00	91,875.89	0.00
X-D	09/01/26 - 09/30/26	30	0.00	62,729.89	0.00	62,729.89	0.00	0.00	0.00	62,729.89	0.00
X-F	09/01/26 - 09/30/26	30	0.00	22,150.92	0.00	22,150.92	0.00	0.00	0.00	22,150.92	0.00
X-G	09/01/26 - 09/30/26	30	0.00	11,728.17	0.00	11,728.17	0.00	0.00	0.00	11,728.17	0.00
A-S	09/01/26 - 09/30/26	30	0.00	161,638.23	0.00	161,638.23	0.00	0.00	0.00	161,638.23	0.00
B	09/01/26 - 09/30/26	30	0.00	102,789.68	0.00	102,789.68	0.00	0.00	0.00	102,789.68	0.00
C	09/01/26 - 09/30/26	30	0.00	113,779.51	0.00	113,779.51	0.00	0.00	0.00	113,779.51	0.00
D	09/01/26 - 09/30/26	30	0.00	48,356.25	0.00	48,356.25	0.00	0.00	0.00	48,356.25	0.00
E	09/01/26 - 09/30/26	30	0.00	42,050.00	0.00	42,050.00	0.00	0.00	0.00	42,050.00	0.00
F	09/01/26 - 09/30/26	30	0.00	38,387.17	0.00	38,387.17	0.00	0.00	0.00	38,387.17	0.00
G	09/01/26 - 09/30/26	30	0.00	20,324.73	0.00	20,324.73	0.00	0.00	0.00	20,324.73	0.00
NR-RR	09/01/26 - 09/30/26	30	1,718,616.35	138,890.42	0.00	138,890.42	66,420.36	0.00	0.00	72,470.07	1,791,101.52
Totals			1,718,616.35	2,591,893.92	0.00	2,591,893.92	66,420.36	0.00	0.00	2,525,473.57	1,791,101.52

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	3,433,929.92
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,601,304.70	Master Servicing Fee	2,421.02
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,016.61
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	306.03
ARD Interest	0.00	Operating Advisor Fee	1,193.53
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	183.62
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,601,304.70	Total Fees	9,410.81

Principal		Expenses/Reimbursements
Scheduled Principal	908,420.83	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	48,075.57
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	4,202.92
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	35.52	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	141.87
Total Principal Collected	908,456.35	Total Expenses/Reimbursements	66,420.36

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,525,473.57
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	908,456.35
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,433,929.92
Total Funds Collected	3,509,761.05	Total Funds Distributed	3,509,761.09

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	734,478,739.13	734,478,739.13	Beginning Certificate Balance	734,478,738.97
(-) Scheduled Principal Collections	908,420.83	908,420.83	(-) Principal Distributions	908,456.35
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	35.52	35.52	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	733,570,282.78	733,570,282.78	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	734,909,004.11	734,909,004.11	Ending Certificate Balance	733,570,282.62
Ending Actual Collateral Balance	734,036,594.09	734,036,594.09

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.16)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.16)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.23%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	103,458,407.92	14.10%	35	4.3672	NAP	Defeased	10	103,458,407.92	14.10%	35	4.3672	NAP
3,500,000 or less	9	14,093,319.91	1.92%	35	4.6642	2.266307	1.34 or less	7	67,987,742.99	9.27%	34	4.5539	0.786633
3,500,001 to 8,500,000	23	128,013,960.84	17.45%	35	4.3827	2.150459	1.35 to 1.44	5	51,114,341.53	6.97%	35	4.2855	1.409033
8,500,001 to 13,500,000	18	198,338,934.52	27.04%	34	4.3306	1.784181	1.45 to 1.54	2	19,559,729.12	2.67%	33	4.8399	1.462566
13,500,001 to 18,500,000	8	125,035,946.47	17.04%	33	4.1121	2.032990	1.55 to 1.64	5	59,144,142.91	8.06%	35	4.1351	1.570531
18,500,001 to 23,500,000	3	60,679,713.12	8.27%	34	4.3611	1.495920	1.65 to 1.74	5	32,347,016.15	4.41%	35	4.4170	1.725511
23,500,001 to 28,500,000	1	25,000,000.00	3.41%	34	4.3200	2.689900	1.75 to 1.84	5	35,684,065.25	4.86%	35	4.2292	1.798247
28,500,001 to 38,500,000	0	0.00	0.00%	0	0.0000	0.000000	1.85 to 1.94	6	41,588,343.45	5.67%	34	4.3408	1.908336
38,500,001 to 43,500,000	2	78,950,000.00	10.76%	34	3.7148	2.500254	1.95 to 2.04	8	61,771,238.31	8.42%	33	4.5212	1.997870
43,500,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.05 to 2.24	1	38,950,000.00	5.31%	35	3.6880	2.080900
Totals	74	733,570,282.78	100.00%	34	4.2499	1.951574	2.25 to 2.44	5	45,651,999.89	6.22%	34	4.1786	2.338750
							2.45 or greater	15	176,313,255.26	24.03%	33	4.0263	2.910362
							Totals	74	733,570,282.78	100.00%	34	4.2499	1.951574
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	103,458,407.92	14.10%	35	4.3672	NAP	Virginia	6	27,650,509.67	3.77%	32	4.2292	2.286580
Arizona	4	7,711,038.10	1.05%	32	4.1390	2.021800	Washington	1	10,157,310.04	1.38%	35	4.6000	1.163300
California	14	147,886,011.16	20.16%	34	4.1661	2.111616	Wisconsin	2	24,480,188.38	3.34%	35	3.7500	2.551700
Colorado	1	1,677,176.62	0.23%	32	4.1390	2.021800	Wyoming	1	11,854,156.91	1.62%	34	4.0480	1.794700
Florida	5	32,847,007.97	4.48%	35	4.1283	1.814617	Totals	94	733,570,282.78	100.00%	34	4.2499	1.951574
Georgia	3	17,206,282.37	2.35%	35	4.4218	1.945876
									Property Type³
Hawaii	2	11,782,220.77	1.61%	32	5.7500	2.019000
Illinois	1	931,000.00	0.13%	35	5.4300	1.680500		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	2	1,113,421.34	0.15%	35	4.4651	1.620619		Properties	Balance	Agg. Bal.			DSCR¹
Kentucky	2	17,560,569.41	2.39%	34	4.6177	0.502023	Defeased	13	103,458,407.92	14.10%	35	4.3672	NAP
Louisiana	1	2,137,355.47	0.29%	34	4.5000	2.908400	Industrial	12	60,597,795.88	8.26%	34	4.0120	2.829642
Massachusetts	1	17,504,661.14	2.39%	34	3.9430	1.553200	Lodging	18	142,508,116.43	19.43%	35	4.4737	1.679308
Michigan	7	39,632,713.87	5.40%	34	4.4907	2.292961	Mixed Use	6	73,402,970.12	10.01%	35	4.2958	1.622751
Mississippi	1	4,450,000.00	0.61%	35	4.4800	1.910200	Mobile Home Park	1	17,504,661.14	2.39%	34	3.9430	1.553200
Missouri	4	20,463,842.31	2.79%	35	4.3909	1.246108	Multi-Family	5	57,125,777.79	7.79%	33	4.1551	2.391000
Nevada	1	50,384,615.38	6.87%	33	3.7408	2.908600	Office	9	87,678,866.76	11.95%	34	3.9659	1.748972
New Jersey	1	8,215,618.28	1.12%	36	4.2500	1.729000	Other	2	28,968,748.05	3.95%	34	4.5159	2.597986
New York	2	25,391,187.43	3.46%	35	4.3460	1.415983	Retail	27	160,187,583.37	21.84%	33	4.2154	2.164032
North Carolina	2	25,104,788.06	3.42%	35	4.0897	2.342514	Self Storage	1	2,137,355.47	0.29%	34	4.5000	2.908400
Ohio	1	2,196,284.76	0.30%	35	4.4000	1.963900	Totals	94	733,570,282.78	100.00%	34	4.2499	1.951574
Oregon	1	2,472,047.06	0.34%	32	4.1390	2.021800
Pennsylvania	3	43,269,952.66	5.90%	33	4.4945	2.283955
South Carolina	1	4,050,000.00	0.55%	35	4.4800	1.897800
Tennessee	5	38,330,129.75	5.23%	35	4.0943	1.921184
Texas	6	33,651,786.09	4.59%	35	4.2955	1.568747

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	103,458,407.92	14.10%	35	4.3672	NAP	Defeased	10	103,458,407.92	14.10%	35	4.3672	NAP
	3.8000% or less	8	142,412,857.10	19.41%	34	3.7211	2.581685	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.8001% to 4.0000%	5	58,322,166.32	7.95%	35	3.9488	1.770963	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2000%	11	143,932,842.02	19.62%	33	4.1104	2.079432	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2001% to 4.4000%	10	92,362,228.41	12.59%	35	4.3048	2.167328	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.4001% to 4.6000%	13	70,469,543.74	9.61%	34	4.5014	1.553263	49 months or greater	64	630,111,874.86	85.90%	34	4.2307	2.016646
	4.6001% to 4.8000%	8	63,471,916.44	8.65%	34	4.6974	1.521617	Totals	74	733,570,282.78	100.00%	34	4.2499	1.951574
	4.8001% to 5.0000%	6	45,552,100.06	6.21%	34	4.9013	1.481102
	5.0001% or greater	3	13,588,220.77	1.85%	32	5.7171	1.970687
	Totals	74	733,570,282.78	100.00%	34	4.2499	1.951574
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	103,458,407.92	14.10%	35	4.3672	NAP	Defeased	10	103,458,407.92	14.10%	35	4.3672	NAP
	114 months or less	64	630,111,874.86	85.90%	34	4.2307	2.016646	Interest Only	22	247,005,413.68	33.67%	33	4.0244	2.539014
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	42	383,106,461.18	52.22%	34	4.3636	1.679853
	Totals	74	733,570,282.78	100.00%	34	4.2499	1.951574	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	74	733,570,282.78	100.00%	34	4.2499	1.951574
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	103,458,407.92	14.10%	35	4.3672	NAP			No outstanding loans in this group
Underwriter's Information		4	41,535,366.77	5.66%	33	3.9403	2.563288
	12 months or less	56	546,532,259.74	74.50%	34	4.2482	2.047762
	13 months to 24 months	3	27,044,248.35	3.69%	34	4.3718	0.545424
	25 months or greater	1	15,000,000.00	2.04%	32	4.1390	2.021800
	Totals	74	733,570,282.78	100.00%	34	4.2499	1.951574
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310951467	RT	Las Vegas	NV	Actual/360	3.741%	124,693.33	0.00	0.00	N/A	07/01/29	--	40,000,000.00	40,000,000.00	10/01/26
1A	322450001				Actual/360	3.741%	32,372.31	0.00	0.00	N/A	07/01/29	--	10,384,615.38	10,384,615.38	10/01/26
2	322450002	IN	Various	Various	Actual/360	4.450%	69,319.84	31,423.91	0.00	N/A	10/06/29	--	18,692,990.28	18,661,566.37	10/06/26
2A	322450102				Actual/360	4.450%	51,989.88	23,567.93	0.00	N/A	10/06/29	--	14,019,742.83	13,996,174.90	10/06/26
2B	322450202				Actual/360	4.450%	17,329.96	7,855.98	0.00	N/A	10/06/29	--	4,673,247.43	4,665,391.45	10/06/26
3	310952382	OF	Mountain View	CA	Actual/360	3.688%	119,706.33	0.00	0.00	N/A	09/11/29	--	38,950,000.00	38,950,000.00	10/11/26
4	322450004	IN	Various	Various	Actual/360	3.750%	53,730.92	38,892.20	0.00	N/A	09/06/29	--	17,193,894.57	17,155,002.37	10/06/26
4A	322450104				Actual/360	3.750%	34,925.10	25,279.93	0.00	N/A	09/06/29	--	11,176,031.32	11,150,751.39	10/06/26
5	322450005	MF	Los Angeles	CA	Actual/360	4.150%	51,875.00	0.00	0.00	N/A	05/06/29	--	15,000,000.00	15,000,000.00	10/06/26
5A	322450105				Actual/360	4.150%	34,583.33	0.00	0.00	N/A	05/06/29	--	10,000,000.00	10,000,000.00	10/06/26
6	610950113	98	Collegeville	PA	Actual/360	4.320%	90,000.00	0.00	0.00	N/A	08/11/29	--	25,000,000.00	25,000,000.00	10/11/26
7	307331150	LO	Various	FL	Actual/360	4.050%	76,436.58	40,757.19	0.00	N/A	09/06/29	--	22,647,876.52	22,607,119.33	10/06/26
8	321960010	OF	Chantilly	VA	Actual/360	4.150%	48,416.67	0.00	0.00	N/A	06/06/29	--	14,000,000.00	14,000,000.00	10/06/26
8A	321960110				Actual/360	4.150%	34,583.33	0.00	0.00	N/A	06/06/29	--	10,000,000.00	10,000,000.00	10/06/26
9	28002280	OF	Salt Lake City	UT	Actual/360	4.700%	72,329.78	36,584.16	0.00	N/A	09/06/29	--	18,467,178.36	18,430,594.20	10/06/26
10	300571973	RT	Colton	CA	Actual/360	4.850%	76,001.04	32,175.78	0.00	N/A	07/06/29	--	18,804,380.44	18,772,204.66	10/06/26
11	307331149	MU	Brooklyn	NY	Actual/360	4.250%	68,461.45	29,901.93	0.00	N/A	09/06/29	--	19,330,291.06	19,300,389.13	10/06/26
12	28002261	MH	Chelmsford	MA	Actual/360	3.943%	57,611.64	28,680.94	0.00	N/A	08/06/29	--	17,533,342.08	17,504,661.14	10/06/26
13	300571983	MF	Fayetteville	NC	Actual/360	4.200%	57,687.66	27,401.33	0.00	N/A	08/06/29	--	16,482,189.39	16,454,788.06	10/06/26
14	322450014	MU	Amarillo	TX	Actual/360	3.980%	51,302.28	27,995.51	0.00	N/A	10/01/29	--	15,468,022.77	15,440,027.26	10/01/26
15	322450015	IN	Nashua	NH	Actual/360	4.180%	57,509.83	0.00	0.00	N/A	08/01/29	--	16,510,000.00	16,510,000.00	10/01/26
16	300571980	LO	Corona	CA	Actual/360	4.930%	54,557.92	25,591.11	0.00	N/A	08/06/29	--	13,279,817.30	13,254,226.19	10/06/26
17	300571974	RT	Palm Springs	CA	Actual/360	4.683%	56,596.06	21,046.42	0.00	N/A	07/06/29	--	14,502,514.06	14,481,467.64	10/06/26
18	322450018	Various Various		Various	Actual/360	4.139%	51,737.50	0.00	0.00	N/A	06/06/29	--	15,000,000.00	15,000,000.00	10/06/26
19	322450019	LO	Mount Juliet	TN	Actual/360	3.950%	42,297.48	28,123.85	0.00	N/A	10/01/29	--	12,849,868.82	12,821,744.97	10/01/26
21	322450021	LO	Mount Juliet	TN	Actual/360	4.080%	40,991.53	25,915.47	0.00	N/A	10/01/29	--	12,056,332.57	12,030,417.10	10/01/26
22	322450022	OF	St Louis	MO	Actual/360	4.015%	43,882.20	22,359.64	0.00	N/A	09/06/29	--	13,115,478.08	13,093,118.44	05/06/26
23	307331155	RT	Various	Various	Actual/360	3.940%	39,153.08	26,135.28	0.00	N/A	10/06/29	--	11,924,795.07	11,898,659.79	10/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
24	322450024	MU	Ambler	PA	Actual/360	4.750%	48,128.75	21,250.35	0.00	N/A	06/06/29	--	12,158,842.41	12,137,592.06	10/06/26
25	322450025	RT	Casper	WY	Actual/360	4.048%	40,065.07	22,839.39	0.00	N/A	08/06/29	--	11,876,996.30	11,854,156.91	10/06/26
26	322450026	Various Various		HI	Actual/360	5.750%	56,535.11	16,411.50	0.00	N/A	06/06/29	--	11,798,632.27	11,782,220.77	10/06/26
27	28002243	IN	Holland	MI	Actual/360	4.400%	44,733.33	0.00	0.00	N/A	07/06/29	--	12,200,000.00	12,200,000.00	10/06/26
28	322450028	LO	SeaTac	WA	Actual/360	4.600%	39,014.75	20,452.00	0.00	N/A	09/06/29	--	10,177,762.04	10,157,310.04	10/06/26
29	310952908	MF	Fresno	CA	Actual/360	4.220%	36,837.55	19,533.75	0.00	N/A	09/11/29	--	10,475,133.05	10,455,599.30	10/11/26
30	310951242	MU	Hermosa Beach	CA	Actual/360	3.800%	36,100.00	0.00	0.00	N/A	08/11/29	--	11,400,000.00	11,400,000.00	10/11/26
31	28002274	IN	Howell	MI	Actual/360	4.650%	38,292.47	19,716.67	0.00	N/A	09/06/29	--	9,881,928.53	9,862,211.86	10/06/26
32	28002277	MU	Pikeville	KY	Actual/360	4.710%	35,562.44	26,329.84	0.00	N/A	09/06/29	--	9,060,493.21	9,034,163.37	10/06/26
33	300572018	LO	Secaucus	NJ	Actual/360	4.250%	29,185.48	24,988.33	0.00	N/A	10/06/29	--	8,240,606.61	8,215,618.28	10/06/26
34	322450034	OF	Louisville	KY	Actual/360	4.520%	32,167.14	13,541.55	0.00	N/A	07/06/29	--	8,539,947.59	8,526,406.04	06/06/24
35	307331159	MF	Spring Lake	NC	Actual/360	3.880%	27,968.33	0.00	0.00	N/A	10/06/29	--	8,650,000.00	8,650,000.00	10/06/26
36	307331147	LO	Benton Harbor	MI	Actual/360	4.500%	27,902.71	15,165.54	0.00	N/A	09/06/29	--	7,440,722.22	7,425,556.68	10/06/26
37	300571977	LO	Cartersville	GA	Actual/360	4.470%	27,645.29	15,271.58	0.00	N/A	08/06/29	--	7,421,553.95	7,406,282.37	10/06/26
38	410949618	IN	Hayward	CA	Actual/360	3.500%	24,062.50	0.00	0.00	N/A	08/11/29	--	8,250,000.00	8,250,000.00	10/11/26
40	307331146	LO	Lake Orion	MI	Actual/360	4.300%	25,707.73	15,119.16	0.00	N/A	08/06/29	--	7,174,251.55	7,159,132.39	10/06/26
41	322450041	LO	Various	TX	Actual/360	4.900%	25,078.61	14,754.90	0.00	N/A	10/01/29	--	6,141,700.24	6,126,945.34	10/01/26
42	322450042	LO	Clearlake	CA	Actual/360	4.250%	21,930.18	12,997.55	0.00	N/A	10/01/29	--	6,192,051.17	6,179,053.62	10/01/26
43	300571990	LO	Grantville	PA	Actual/360	4.700%	24,066.35	12,238.30	0.00	N/A	08/06/29	--	6,144,598.90	6,132,360.60	10/06/26
44	322450044	LO	Holiday	FL	Actual/360	4.500%	22,935.66	12,532.31	0.00	N/A	08/06/29	--	6,116,175.57	6,103,643.26	10/06/26
45	300571991	RT	Hendersonville	TN	Actual/360	4.500%	21,791.76	11,142.79	0.00	N/A	08/06/29	--	5,811,137.00	5,799,994.21	10/06/26
46	322450046	RT	El Segundo	CA	Actual/360	3.800%	16,273.61	16,546.78	0.00	N/A	08/06/29	--	5,139,034.74	5,122,487.96	10/06/26
47	300571978	LO	Belton	MO	Actual/360	5.000%	22,646.22	10,368.31	0.00	N/A	08/06/29	--	5,435,092.18	5,424,723.87	10/06/26
48	28002272	MU	New York	NY	Actual/360	4.650%	23,601.98	35.52	35.52	N/A	09/06/29	--	6,090,833.82	6,090,798.30	10/06/26
49	322450049	RT	Cumming	GA	Actual/360	4.300%	18,454.17	0.00	0.00	N/A	09/06/29	--	5,150,000.00	5,150,000.00	10/06/26
50	410950232	MF	Victoria	TX	Actual/360	4.410%	17,757.65	7,309.94	0.00	N/A	08/11/29	--	4,832,014.91	4,824,704.97	10/11/26
51	28002283	RT	Douglasville	GA	Actual/360	4.480%	17,360.00	0.00	0.00	09/06/29	10/06/33	--	4,650,000.00	4,650,000.00	10/06/26
52	300571982	RT	San Antonio	TX	Actual/360	4.440%	15,385.73	7,537.97	0.00	N/A	08/06/29	--	4,158,304.21	4,150,766.24	10/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
53	300572006	RT	Saint Petersburg	FL	Actual/360	4.000%	13,047.63	8,555.41	0.00	N/A	09/06/29	--	3,914,288.36	3,905,732.95	10/06/26
54	28002282	RT	Tupelo	MS	Actual/360	4.480%	16,613.33	0.00	0.00	09/06/29	01/06/33	--	4,450,000.00	4,450,000.00	10/06/26
55	300571998	LO	Newport News	VA	Actual/360	4.750%	14,491.87	10,593.29	0.00	N/A	09/06/29	--	3,661,102.96	3,650,509.67	10/06/26
56	410945177	RT	Vacaville	CA	Actual/360	4.080%	13,262.41	7,465.26	0.00	N/A	08/11/29	--	3,900,707.44	3,893,242.18	10/11/26
57	322450057	RT	Memphis	TN	Actual/360	4.350%	13,990.56	7,056.92	0.00	N/A	09/06/29	--	3,859,464.87	3,852,407.95	10/06/26
58	28002281	RT	Lexington	SC	Actual/360	4.480%	15,120.00	0.00	0.00	09/06/29	10/06/34	--	4,050,000.00	4,050,000.00	10/06/26
59	300572000	RT	Benton	AR	Actual/360	4.100%	12,374.61	5,745.33	0.00	N/A	09/06/29	06/06/29	3,621,837.26	3,616,091.93	10/06/26
60	300572004	MF	Stone Mountain	GA	Actual/360	4.750%	12,127.24	6,026.09	0.00	N/A	09/06/29	06/06/29	3,063,724.68	3,057,698.59	10/06/26
61	300571994	OF	Humble	TX	Actual/360	4.300%	11,161.22	5,416.97	0.00	N/A	08/06/29	--	3,114,759.25	3,109,342.28	10/06/26
62	307331145	SS	Maurice	LA	Actual/360	4.500%	8,039.13	6,412.51	0.00	N/A	08/06/29	--	2,143,767.98	2,137,355.47	10/06/26
63	307331148	MF	Circleville	OH	Actual/360	4.400%	8,069.73	4,549.44	0.00	N/A	09/06/29	--	2,200,834.20	2,196,284.76	10/06/26
64	300572010	MF	Eastpointe	MI	Actual/360	4.500%	8,141.36	4,399.10	0.00	N/A	10/06/29	--	2,171,030.49	2,166,631.39	10/06/26
65	322450065	RT	Ludington	MI	Actual/360	4.700%	8,173.96	4,156.65	0.00	N/A	08/06/29	--	2,086,969.59	2,082,812.94	10/06/26
66	28002286	RT	Fayette	MO	Actual/360	4.930%	4,400.02	0.00	0.00	09/06/29	01/06/34	--	1,071,000.00	1,071,000.00	10/06/26
67	307331158	IN	Muncie	IN	Actual/360	4.600%	3,027.69	2,306.79	0.00	N/A	10/06/29	--	789,831.25	787,524.46	09/06/26
68	28002285	RT	Centralia	IL	Actual/360	5.430%	4,212.77	0.00	0.00	09/06/29	02/06/34	--	931,000.00	931,000.00	10/06/26
69	28002287	RT	Hubbard Lake	MI	Actual/360	4.930%	3,709.82	0.00	0.00	09/06/29	04/06/34	--	903,000.00	903,000.00	10/06/26
70	28002284	RT	Trenton	MO	Actual/360	5.580%	4,068.75	0.00	0.00	09/06/29	12/06/33	--	875,000.00	875,000.00	10/06/26
Totals							2,601,304.70	908,456.35	35.52				734,478,739.13	733,570,282.78
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	85,850,631.00	42,932,352.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	10,541,932.14	5,350,434.10	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,705,667.36	2,441,283.75	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	25,028,803.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,444,856.35	2,271,682.33	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,545,485.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,247,300.00	2,823,479.27	10/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1,213,516.98	957,062.79	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,446,128.34	878,359.08	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,609,490.34	810,570.90	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,175,742.82	1,233,768.35	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,440,205.55	703,491.79	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,031,384.66	1,192,938.09	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,735,748.59	2,769,442.05	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	8,797,454.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,412,127.87	1,686,051.18	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,377,044.30	1,402,747.05	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	533,028.50	143,111.00	01/01/25	09/30/25	05/11/26	5,442,174.54	67,243.67	47,892.43	275,264.43	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	2,566,740.97	1,484,991.09	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,293,767.06	1,243,755.41	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	3,526,817.00	2,226,477.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,487,780.14	751,255.26	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,124,888.88	964,213.40	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	928,285.73	448,298.35	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,244,248.45	947,146.82	01/01/26	09/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,382,495.93	1,378,303.52	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	2,157,813.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	(933,860.98)	01/01/25	09/30/25	03/11/26	7,936,683.52	623,651.82	15,731.33	655,676.14	0.00	0.00
35	848,347.93	415,289.96	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,692,191.71	1,687,584.95	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,241,816.01	1,167,797.08	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,509,026.00	819,255.57	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	864,117.51	980,840.67	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	888,592.75	882,090.89	10/01/25	09/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	641,860.63	838,631.59	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	648,087.41	676,592.62	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,023,388.00	483,672.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	572,199.46	403,876.43	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	962,875.47	478,713.89	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	897,867.13	1,030,751.94	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	388,935.87	199,013.49	01/01/26	06/30/26	--	0.00	7,989.87	0.00	0.00	0.00	0.00
49	455,625.38	219,620.81	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	361,166.39	98,893.34	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	404,005.00	202,002.50	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	209,741.13	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
53	692,894.96	390,002.45	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
54	388,000.00	194,000.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	257,419.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	466,132.24	318,883.53	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
57	713,274.00	188,079.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
58	351,140.00	175,570.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	539,269.37	323,481.19	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
62	453,502.71	255,896.54	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
63	245,985.32	156,703.60	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	406,539.45	160,583.03	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
66	100,139.89	50,070.43	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
67	100,699.54	0.00	--	--	--	0.00	0.00	5,332.83	5,332.83	0.00	0.00
68	87,251.50	43,625.75	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
69	84,266.81	42,133.89	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
70	81,785.55	40,892.29	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	188,420,334.45	98,039,098.16				13,378,858.06	698,885.36	68,956.59	936,273.40	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	0	0.00	0	0.00	2	21,619,524.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.249913%	4.226270%	34
09/17/26	0	0.00	0	0.00	2	21,655,425.67	0	0.00	0	0.00	0	0.00	0	0.00	1	12,625,210.73	4.250042%	4.226394%	35
08/17/26	0	0.00	1	13,136,302.98	1	8,552,368.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.266218%	4.242730%	36
07/17/26	1	13,157,056.13	1	794,216.92	1	8,564,741.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.266339%	4.242847%	37
06/17/26	1	796,498.16	0	0.00	1	8,578,139.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.266472%	4.242976%	38
05/15/26	0	0.00	0	0.00	1	8,590,411.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.266591%	4.243092%	39
04/17/26	0	0.00	0	0.00	2	21,825,525.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.266723%	4.243219%	40
03/17/26	0	0.00	1	13,242,270.28	1	8,615,887.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.266840%	4.243599%	41
02/18/26	1	13,267,081.97	0	0.00	1	8,631,252.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.266996%	4.243751%	42
01/16/26	0	0.00	0	0.00	1	8,643,319.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.267111%	4.243863%	43
12/17/25	0	0.00	0	0.00	1	8,655,339.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.267226%	4.245272%	44
11/18/25	0	0.00	0	0.00	1	8,668,397.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.267353%	4.245396%	45
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
22	322450022	05/06/26	4	6	47,892.43	275,264.43	1,688.40	13,199,807.89	10/22/25	13
34	322450034	06/06/24	27	6	15,731.33	655,676.14	0.00	8,874,519.39	05/28/24	2
67	307331158	09/06/26	0	B	5,332.83	5,332.83	0.00	789,831.25	04/08/26	98
Totals					68,956.59	936,273.40	1,688.40	22,864,158.53
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		716,640,283	695,020,758	21,619,524		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		16,930,000	16,930,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	733,570,283	711,950,758	0	0	21,619,524	0
Sep-26	734,478,739	712,823,313	0	0	21,655,426	0
Aug-26	747,973,395	726,284,723	0	13,136,303	8,552,369	0
Jul-26	748,839,580	726,323,565	13,157,056	794,217	8,564,741	0
Jun-26	749,761,617	740,386,980	796,498	0	8,578,139	0
May-26	750,621,094	742,030,682	0	0	8,590,412	0
Apr-26	751,536,663	729,711,138	0	0	21,825,525	0
Mar-26	752,389,481	730,531,324	0	13,242,270	8,615,887	0
Feb-26	753,417,767	731,519,433	13,267,082	0	8,631,252	0
Jan-26	754,263,488	745,620,169	0	0	8,643,319	0
Dec-25	755,106,074	746,450,735	0	0	8,655,339	0
Nov-25	756,005,357	747,336,960	0	0	8,668,397	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
22	322450022	13,093,118.44	13,199,807.89	6,710,000.00	03/12/26	143,111.00	0.72010	09/30/25	09/06/29	275
34	322450034	8,526,406.04	8,874,519.39	7,500,000.00	02/20/26	(1,102,898.98)	(0.86170)	09/30/25	07/06/29	275
57	322450057	3,852,407.95	3,852,407.95	6,975,000.00	07/23/19	172,147.75	2.72630	03/31/26	09/06/29	275
67	307331158	787,524.46	789,831.25	1,600,000.00	06/12/19	93,118.54	1.45460	12/31/25	10/06/29	215
Totals		26,259,456.89	26,716,566.48	22,785,000.00		(694,521.69)

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
22	322450022	OF	MO	10/22/25	13
Non-judicial foreclosure sale is set for 10/13/2026.

34	322450034	OF	KY	05/28/24	2
The Special Servicer is preparing to complete the foreclosure process due to the default under the Purchase and Sale Agreement.

57	322450057	RT	TN	12/19/25	9
The Special Servicer and the Borrower are negotiating the requirements for returning the Loan to the Master Servicer. As of 6/30/2026, the property was 77.85% occupied.

67	307331158	IN	IN	04/08/26	98

The Deposit Account has been opened. The DACA is pending final signatures. Once the signatures have been finalized, the Tenant Direction Letter will be sent to the Tenant. Per previous update, the Cash Management Account is open.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	307331150	24,400,000.00	4.05000%	24,400,000.00	4.05000%	10	07/09/20	06/06/20	08/11/20
23	307331155	0.00	3.94000%	0.00	3.94000%	8	05/17/22	05/17/22	--
26	322450026	12,500,000.00	5.75000%	12,500,000.00	5.75000%	10	05/28/20	04/03/20	10/13/20
28	322450028	11,512,131.10	4.60000%	11,439,292.04	4.60000%	10	12/06/21	04/06/21	--
40	307331146	0.00	4.30000%	0.00	4.30000%	10	01/29/21	05/06/20	02/11/21
45	300571991	0.00	4.50000%	0.00	4.50000%	8	06/03/22	06/08/22	--
Totals		48,412,131.10		48,339,292.04
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
20	28002273 09/17/26	12,646,556.01	17,500,000.00	14,481,943.60	718,913.67	14,481,943.60	13,763,029.93	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,646,556.01	17,500,000.00	14,481,943.60	718,913.67	14,481,943.60	13,763,029.93	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
20	28002273	09/25/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00		0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	0.00	0.00	1,081.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	801.49	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	141.87	0.00
22	0.00	0.00	3,500.00	0.00	0.00	18,197.27	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	652.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	594.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	3,500.00	0.00	0.00	29,878.30	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	142.89	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	363.05	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	330.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	236.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,000.00	0.00	4,202.92	48,075.57	0.00	0.00	0.00	0.00	141.87	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		66,420.36

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "U.S. Risk Retention Special Notices" tab for the UBS Commercial Mortgage

Trust 2019-C17 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the applicable risk retention agreement. Investors should refer to the Certificate Administrator's website for all such information.

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